ADDITIONAL FINANCIAL INFORMATION- FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2023
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands , unless otherwise stated)

	2022	2023	2023
	RMB	RMB	US$
			(Note 2 (ai))
ASSETS
Current assets:
Cash and cash equivalents	4,873	166,942	23,513
Short term investments	55,755	—	—
Prepayments and other current assets	3,168	1,948	274
Total current assets	63,796	168,890	23,787
Total assets	63,796	168,890	23,787

LIABILITIES AND EQUITY
Other current liabilities	8,876	13,883	1,955
Amount due to subsidiaries and former VIE	73,128	187,606	26,424
Deficit in subsidiaries and former VIE	396,391	550,852	77,585
Total liabilities	478,395	752,341	105,964

SHAREHOLDERS' DEFICIT
Ordinary shares Class A	31	32	5
Ordinary shares Class B	25	25	3
Treasury shares	(40,859)	(5,887)	(829)
Additional paid-in capital	2,977,174	3,169,114	446,360
Accumulated deficit	(3,426,556)	(3,819,249)	(537,930)
Accumulated other comprehensive income	75,586	72,514	10,214
Total shareholders’ deficit	(414,599)	(583,451)	(82,177)
Total liabilities and shareholders’ deficit	63,796	168,890	23,787

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating expenses:
General and administrative expenses	(12,141)	(19,613)	(19,303)	(2,719)
Interest income	26	12	1,772	250
Other operating income, net	50	—	—	—
Other income, net	7,089	3,985	3,546	499
Loss before tax and loss from investment in subsidiaries and former VIE	(4,976)	(15,616)	(13,985)	(1,970)

Equity in loss from subsidiaries and share of loss in former VIE	(664,834)	(401,262)	(378,708)	(53,341)
Net loss attributable to ordinary shareholders	(669,810)	(416,878)	(392,693)	(55,311)

Other comprehensive income (loss) (net of tax of nil)
Unrealized securities holding gains	278	640	—	—
Realized securities holding gains	—	—	(640)	(90)
Foreign currency translation adjustments	(4,051)	15,869	(3,249)	(458)
Unrealized securities holding gains of subsidiaries and former VIE	8,034	4,170	4,343	612
Realized securities holding gains of subsidiaries and former VIE	(7,801)	(4,464)	(3,526)	(497)
Comprehensive loss	(673,350)	(400,663)	(395,765)	(55,744)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating activities:
Net loss	(669,810)	(416,878)	(392,693)	(55,311)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of loss of subsidiaries and former VIE	664,834	401,262	378,708	53,341
Other current liabilities	(128)	5,870	5,007	705
Other non-current liabilities	(2,199)	(1,537)	—	—
Net cash used in operating activities	(7,303)	(11,283)	(8,978)	(1,265)

Investing activities:
Payment for shareholder loan to subsidiaries	—	—	—	—
Purchase of short-term investments	(32,427)	(18,925)	—	—
Proceeds from sale or maturity of short-term investments	—	—	57,434	8,090
Net cash used in investing activities	(32,427)	(18,925)	57,434	8,090

Financing activities:
Proceeds from ordinary shareholders	2,918	274	223	31
Proceeds of loan from subsidiaries	41,937	19,010	167,414	23,580
Payment for loan from subsidiaries	—	—	(54,229)	(7,638)
Payment of share repurchase	(5,887)	—	—	—
Net cash (used in) provided by financing activities	38,968	19,284	113,408	15,973
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(991)	2,854	205	29
Net decrease in cash and cash equivalents	(1,753)	(8,070)	162,069	22,827
Cash and cash equivalents at the beginning of the year	14,696	12,943	4,873	686
Cash and cash equivalents at the end of the year	12,943	4,873	166,942	23,513

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and former VIE. For the parent company, the Group records its investments in subsidiaries and former VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and former VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying financial statements. Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net income, shareholders’ equity, or cash flows as previously reported.

As of December 31, 2023, there are no material contingencies, mandatory dividend and significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the financial statements.